Related Party Transactions - Additional Information (Details) - USD ($)						3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	May 15, 2023	Dec. 21, 2022	May 06, 2022	May 20, 2021	Jan. 29, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Jan. 31, 2021
Related Party Transactions
Other current liabilities (including related party amounts of zero and $91, as of December 31, 2022 and June 30, 2023, respectively)						$ 129,000		$ 129,000		$ 1,930,000	$ 55,000	$ 1,930,000
Proceeds from note payable to related party								5,000,000	$ 12,500,000		23,000,000	20,500,000
Convertible promissory notes, current										11,219,000	11,392,000	11,219,000
Related party
Related Party Transactions
Other current liabilities (including related party amounts of zero and $91, as of December 31, 2022 and June 30, 2023, respectively)										1,867,000	0	1,867,000
Convertible promissory notes, current						307,000		307,000		259,000	263,000	259,000
Graf Acquisition Corp. IV [Member]
Related Party Transactions
Working Capital Loans								416,710			0
Outstanding balance of related party note										0	0	0
Other current liabilities (including related party amounts of zero and $91, as of December 31, 2022 and June 30, 2023, respectively)						32,809		32,809			0
Proceeds from note payable to related party										500
Borrowings under the working capital loans									$ 0
Convertible promissory notes, current						416,710		416,710			0
Graf Acquisition Corp. IV [Member] | Warrants
Related Party Transactions
Quantity of warrants issued	1,000,000
Graf Acquisition Corp. IV [Member] | Administrative Services Agreement
Related Party Transactions
Borrowings under the working capital loans						0		0			0
Graf Acquisition Corp. IV [Member] | Other Related Party Transactions
Related Party Transactions
Outstanding balance of related party note						6,652		6,652			0
Graf Acquisition Corp. IV [Member] | Related party | Administrative Services Agreement | G-SPAC Management LLC [Member]
Related Party Transactions
Expenses per month								90,000
Borrowings under the working capital loans										0	0	0
Administrative fees expense per month				$ 15,000			$ 45,000
Incurred expenses				$ 15,000						108,000	180,000
Graf Acquisition Corp. IV [Member] | Related party | Other Related Party Transactions
Related Party Transactions
Expenses						$ 81,000		$ 170,000		0	158,000
Graf Acquisition Corp. IV [Member] | Sponsor [Member] | Convertible Promissory Note
Related Party Transactions
Price of warrant (in dollars per warrant)	$ 1.50
Principal amount of promissory note	$ 1,500,000
Graf Acquisition Corp. IV [Member] | Sponsor [Member] | Related Party Loans
Related Party Transactions
Price of warrant (in dollars per warrant)						$ 1.50		$ 1.50
Proceeds held in trust account used to repay working capital loans								$ 0			0
Loan conversion agreement warrant						$ 1,500,000		$ 1,500,000			1,500,000
Maximum borrowing capacity of related party promissory note					$ 150,000
Proceeds from note payable to related party					$ 70,000
Borrowings under the working capital loans										$ 0	$ 0	$ 0	$ 0	$ 0
Graf Acquisition Corp. IV [Member] | Sponsor [Member] | Related Party Loans | Working capital loans warrant
Related Party Transactions
Price of warrant (in dollars per warrant)											$ 1.50
Graf Acquisition Corp. IV [Member] | CFO | Other Related Party Transactions
Related Party Transactions
Compensation expense per month		$ 16,667
Graf Acquisition Corp. IV [Member] | Officer [Member] | Other Related Party Transactions
Related Party Transactions
Compensation expense per month			$ 6,000